SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2024	2023
Derivative assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	110	539

Total		110	539

	Gain (loss) recognized in other comprehensive income, net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2024	2023	Item	2024	2023
Derivatives designated as hedging instruments:

Foreign exchange forward contract	(429)	951	Cost of revenues and Operating expenses	500	(3,306)

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	6	1,313
Styrene forward contracts	-	-	Financial expenses, net	-	113

Total	(429)	951		506	(1,880)

Schedule of Change in Provision for Inventory
	December 31,
	2024	2023

Inventory provision, beginning of year	$27,438	$21,738
Increase (decrease) in inventory provision	(4,208)	9,848
Write off	(3,290)	(4,148)

Inventory provision, end of year	$19,940	$27,438

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4 - 33 (mainly 10)
Office equipment and furniture	7 - 33 (mainly 7)
Motor vehicles	10 - 30 (mainly 20)
Buildings	4 - 5
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
	2024	2023

January 1,	$2,358	$2,501

Charged to costs and expenses relating to new sales	368	1,289
Costs of product warranty claims	(844)	(1,792)
Foreign currency translation adjustments	(156)	360

December 31,	1,726	2,358

Schedule of Change in Provision for Doubtful Debts
	2024	2023

January 1,	$12,214	$9,756

Charges to expenses	(1,944)	3,654
Write offs	(1,095)	(1,158)
Foreign currency translation adjustments	(71)	(38)

December 31,	$9,104	$12,214

Schedule of Assets and Liabilities Measured at Fair Value
	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2024	2023

Measured at fair value on a recurring basis:

Assets:
Derivative assets	Level 2	$110	$539

Redeemable Non-Controlling Interest (*):	Level 3	$2,200	$7,789

(*) During 2024 the Company acquired additional redeemable non-controlling interest in Lioli (see also note 1). As of December 31, 2024 the Company estimated the value of the redeemable non-controlling interest based on the settlement price which represents its redeemable value.The Company estimated the fair value of redeemable non-controlling interest using Monte Carlo simulation in previous years. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate and the volatility. The fair value measurement is based on inputs not observable in the market and thus represent Level 3 measurements as defined in ASC 820.

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2024	2023

Accumulated income on derivative instruments	110	539
Accumulated foreign currency translation differences and other	(14,980)	(8,941)

Total accumulated other comprehensive loss, net	$(14,870)	$(8,402)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences and other	Total

Balance at January 1, 2023	(412)	(125)	(9,041)	(9,578)

Other comprehensive income (loss) before reclassifications	(2,355)	125	100	(2,130)
Amounts reclassified from AOCI	3,306	-	-	3,306

Net current period OCI	951	125	100	1,176

Balance at December 31, 2023	539	-	(8,941)	(8,402)

Other comprehensive income (loss) before reclassifications	71	-	(6,039)	(5,968)
Amounts reclassified from AOCI	(500)	-	-	(500)

Net current period OCI	(429)	-	(6,039)	(6,468)

Balance at December 31, 2024	110	-	(14,980)	(14,870)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
	December 31,
	2024	2023
Affected line item in the consolidated statements of income

Cost of revenues	$324	$2,287
Research and development	20	102
Marketing and selling	81	414
General and administrative	75	503

Total loss	$500	$3,306

Schedule of Reconciliation of Redeemable Non-controlling Interest
	Year ended December 31,
	2024	2023	2022

Beginning of the year	$7,789	$7,903	$7,869

Net income (loss) attributable to non-controlling interest	(144)	(584)	688
Adjustment to Put option value (*)	(3,782)	532	198
Payment for Put option (*)	(1,556)	-	-
Foreign currency translation adjustments	(107)	(62)	(852)

Redeemable non-controlling interest - end of the year	$2,200	$7,789	$7,903

(*)	See also Note 1b.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
December 31,
	2024	2023

Dividend yield	0 - 3%	0 - 3%
Expected volatility	42-47.0%	40-46.0%
Risk-free interest rate	4-4.6%	4-4.9%
Expected life (in years)	4-7	4-6.9